Stock-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 shares
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities granted	33,000